[GRAPHIC OMITED]


AMP PRODUCTIONS, LTD.
500-666 Burrard Street
Vancouver, B.C.  V6C 2X8
tel: (604)639-3178   fax: (604)639-3196


                                                                January 18, 2005


VIA  EDGAR  &  COURIER
----------------------

Max  A.  Webb
Assistant  Director  Office  of  Small  Business
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

     Re:     AMP  PRODUCTIONS,  LTD.
             REGISTRATION  STATEMENT  ON  FORM  SB-2
             FILED  DECEMBER  21,  2004
             FILE  NO.  333-106291

Dear  Mr.  Webb:

     In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 1 to our Registration Statement on Form SB-2 (the "Registration Statement"); and

B. A copy of the Registration Statement that has been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 1.

     The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, January 10, 2005. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

COVER PAGE
----------

1. In response to the Staff's comment, we have revised the paragraph under "Determination of Offering Price" to disclose that the offering price was arbitrarily determined (cover page, and pages 7 and 10 of the Prospectus).

2. In response to the Staff's comment, we have deleted the statement (cover page of the Prospectus).

3. In response to the Staff's request, we advise that we will ensure that the prospectus is dated as of the date of filing.

PROSPECTUS  SUMMARY,  PAGE  3
-----------------------------

4. In response to the Staff's comment, we have added a paragraph disclosing that our independent accountants have issued a going concern opinion (page 3 of the Prospectus).

5. In response to the Staff's comment, we have amended the wording of the last sentence of paragraph 3 of the Prospectus Summary to make it clear that we are referring to being unable to produce a feature film with the proceeds of the offering (page 3 of the Prospectus).

6. In response to the Staff's comment, we advise that we have deleted the paragraphs referring to the previous offering and the reason for the "reoffering" on the basis that they were confusing and unnecessary (pages 3 and 11 of the Prospectus).

7. In response to the Staff's comment, we respectfully advise that we have not, as yet, found any scripts that satisfy our requirements. It is not the case that we have been unable to persuade unaffiliated parties to do business with us. There is a multitude of scripts of varying quality available. With limited capital to spend on literary properties, we are being particular about our choice of scripts. We are looking for that "diamond in the rough", versus taking a "shotgun" approach. We also respectfully point out that we have only been able to actively search for additional literary properties since March of 2004, when the first proceeds from our previous offering were realized.

8. In response to the Staff's comment, we advise that we have amended the prospectus throughout to disclose that we intend to purchase our literary properties from available capital, and not from earned revenue (pages 3 and 12 of the Prospectus).

9. In response to the Staff's comment, we respectfully advise that in paragraph 8 of the MD&A, we disclosed that we would select a screenplay for preproduction upon completing development of our screenplays. The development of these screenplays is presently ongoing and involves, among other things, commissioning the writing of scripts and securing options to literary properties. The timeframe for development of these screenplays is set out in paragraph 6 of the MD&A (12 months). We believe that we will be in a better position to select a literary property for preproduction once we have completed screenplay development.

10. In response to the Staff's comment, we advise that the disclosure in the final sentence of the paragraph was incorrect. We have sufficient funds to maintain operations for the next 12 months (please refer to our response to the Staff's comment no. 19). We have therefore deleted the sentence (page 4 of the Prospectus).

RISK  FACTORS,  PAGE  5
-----------------------

11. In response to the Staff's comment, we have added a risk factor disclosing the risks presented by management's lack of experience (page 7 of the Prospectus).

12. In response to the Staff's comment, we have added a risk factor disclosing the risks presented by management's lack of experience (page 7 of the Prospectus).

WE  ARE  A  DEVELOPMENT  STAGE  COMPANY,  PAGE  5
-------------------------------------------------

13. In response to the Staff's comment, we respectfully advise that September 30, 2004, being the end of our second fiscal quarter, was the most recent practicable date to report working capital as of the date of filing of the registration statement.

WE  WILL  NOT  RETURN  YOUR  INVESTMENT,  PAGE  5
-------------------------------------------------

14. In response to the Staff's comment, we advise that the risk factor was inadvertently carried over from our previous registration statement. Given that we have sufficient funds to operate for the next 12 months, we have deleted the risk factor (page 5 of the Prospectus).

MARKET  FOR  COMMON  EQUITY  AND  RELATED  STOCKHOLDER  MATTERS,  PAGE  9
-------------------------------------------------------------------------

15. In response to the Staff's comment, we advise that we have revised the section to comply with Item 201 of Regulation S-B (pages 9 and 10 of the Prospectus). The 8,000,000 shares issued to our directors and officers, were issued in March of 2003. The sale of these shares is therefore permitted under Rule 144, subject to the "trickle out" provisions of subparagraph e.1.

MANAGEMENT'S  DISCUSSION  AND  ANALYSIS  OR  PLAN  OF  OPERATION,  PAGE  10
---------------------------------------------------------------------------

16. In response to the Staff's comment, we advise that the screenwriting rate in Vancouver is approximately $5,000 per screenplay, and up. By way of illustration, the Independent Production Agreement ("IPA") between the Writers' Guild of Canada and the Canadian Film and Television Production Association (http://www.writersguildofcanada.com/agreements/IPA03/index.html), stipulates that the fee for writing a theatrical motion picture script is approximately $40,000 USD. AMP Productions is not governed by the IPA agreement. We have set the upper threshold for our screenwriting budget at $20,000 per script. This is an arbitrary determination by our officers based on their experience and their assessment of AMP's needs. Screenwriting services for non-IPA productions are highly negotiable.

We further respectfully advise that the disclosed target of eight screenplays includes both optioned screenplays and scripts commissioned by us. The literary properties will not be paid for solely from the proceeds of this offering, but rather from available capital and the proceeds from this current offering.

We have revised the paragraph to attempt to make the foregoing more clear (page 11 of the Prospectus).

17. In response to the Staff's comment, we have revised the sixth paragraph of the section to clarify that we will attempt to obtain the commitment of a recognizable actor or director. We have also added disclosure explaining both that securing such talent is useful in obtaining financing, and that we may not be successful in obtaining such talent and that such failure may hinder our ability to obtain financing. (Page 11 of the Prospectus)

18. In response to the Staff's comment, we have disclosed the amount of cash and cash equivalents for the reporting period ending September 30, 2004, being the end of our second fiscal quarter (page 10 of the Prospectus).

19. In response to the Staff's comment, we have disclosed our "burn rate", and a discussion of when we will run out of money (pages 10 and 11 of the Prospectus).

20. In response to the Staff's comment, we have added a sentence to the second paragraph of the section disclosing that our independent accountants have issued a going concern opinion (page 10 of the Prospectus).

DESCRIPTION  OF  BUSINESS,  PAGE  13
------------------------------------

21. In response to the Staff's comment, we have added a paragraph to the Description of Business disclosing present and anticipated time devoted by our directors and officers to our business (page 15 of the Prospectus). We have also updated the third last Risk Factor beginning, "Since our officers and directors" (page 7 of the Prospectus).

SECURITY  OWNERSHIP  OF  CERTAIN  BENEFICIAL  OWNERS  AND  MANAGEMENT,  PAGE  26
--------------------------------------------------------------------------------

22. In response to the Staff's comment, we have revised the table (page 27 of the Prospectus).

ITEM  27,  EXHIBITS,  PAGE  II-3
--------------------------------

23. In response to the Staff's comment, we are filing an exhibit of our common stock instrument as Exhibit 4.1 to Amendment No. 1 of our registration statement.

SIGNATURES,  PAGE  II-4
-----------------------

24. In response to the Staff's comment, we advise that the dates appearing on the signature page of the registration statement have been updated (page II-4 of the registration statement).

EXHIBIT  5.1
------------

25. In response to the Staff's comment, we advise that Exhibit 5.1 has been revised as requested and has been re-filed with Amendment No. 1 of our registration statement.

26. In response to the Staff's comment, we advise that Exhibit 5.1 has been revised as requested and has been re-filed with Amendment No. 1 of our registration statement.


     Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,




Thomas  E.  Mills
President  &  CEO

Enclosures